UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:

630 Fifth Avenue

Suite 820

New York, New York 10111

Name and address of agent for service:

Central Securities Corporation, Wilmot H. Kidd, Chief Executive Officer

630 Fifth Avenue

Suite 820

New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2020

[2]

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the
Securities and Exchange Commission under the provisions of the Investment Company Act of 1940)

25-YEAR HISTORICAL DATA

		Per Share of Common Stock
		Net asset value	Source of dividends and distributions			Total dividends and distributions		Unrealized appreciation of investments at end of year
Year Ended December 31,	Total net assets		Ordinary income*	Long-term capital gains*
1994	$226,639,144	$17.60						$109,278,788
1995	292,547,559	21.74	$ .33	$ 1.60		$ 1.93		162,016,798
1996	356,685,785	25.64	.28	1.37		1.65		214,721,981
1997	434,423,053	29.97	.34	2.08		2.42		273,760,444
1998	476,463,575	31.43	.29	1.65		1.94		301,750,135
1999	590,655,679	35.05	.26	2.34		2.60		394,282,360
2000	596,289,086	32.94	.32	4.03		4.35		363,263,634
2001	539,839,060	28.54	.22	1.58	**	1.80	**	304,887,640
2002	361,942,568	18.72	.14	1.11		1.25		119,501,484
2003	478,959,218	24.32	.11	1.29		1.40		229,388,141
2004	529,468,675	26.44	.11	1.21		1.32		271,710,179
2005	573,979,905	27.65	.28	1.72		2.00		302,381,671
2006	617,167,026	30.05	.58	1.64		2.22		351,924,627
2007	644,822,724	30.15	.52	1.88		2.40		356,551,394
2008	397,353,061	17.79	.36	2.10		2.46		94,752,477
2009	504,029,743	22.32	.33	.32		.65		197,256,447
2010	593,524,167	26.06	.46	.44		.90		281,081,168
2011	574,187,941	24.96	.43	.57		1.00		255,654,966
2012	569,465,087	24.53	.51	.43		.94		247,684,116
2013	648,261,868	26.78	.12	3.58		3.70		305,978,151
2014	649,760,644	26.18	.16	1.59		1.75		293,810,819
2015	582,870,527	23.53	.12	1.86		1.98		229,473,007
2016	674,683,352	27.12	.30	.68		.98		318,524,775
2017	826,331,789	32.86	.28	.72		1.00		460,088,116
2018	765,342,588	30.02	.56	.89		1.45		392,947,674
2019	994,595,051	38.42	.57	.78		1.35		607,489,748
Six mos. to June 30, 2020***	908,358,668	35.23	.10	.10		.20		500,302,379

Dividends and distributions for the period***			$8.08	$37.56		$45.64

*Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends from ordinary income include short-term capital gains.

**Includes non-taxable return of capital of $.55.

***Unaudited.

The Common Stock is listed on the NYSE American under the symbol CET. On June 30, 2020, the closing market price was $28.85 per share.

[3]

To the Stockholders of

Central Securities Corporation:

Financial statements for the six months ended June 30, 2020 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

Comparative net assets are as follows:

	June 30, 2020 (Unaudited)	December 31, 2019
Net assets	$908,358,668	$994,595,051
Net assets per share of Common Stock	35.23	38.42
Shares of Common Stock outstanding	25,787,110	25,889,242

Comparative operating results are as follows:

	Six months ended June 30,
	2020 (Unaudited)	2019 (Unaudited)
Net investment income	$10,339,609	$6,759,252
Per share of Common Stock	.40 *	.27	*
Net realized gain from investment transactions	18,258,447	12,681,783
Increase (decrease) in net unrealized appreciation of investments	(107,187,369)	156,420,621
Increase (decrease) in net assets resulting from operations	(78,589,313)	175,861,656

*Per-share data are based on the average number of Common shares outstanding during the year.

A distribution of $.20 per share was paid on June 26, 2020 to stockholders of record as of June 15, 2020. Stockholders will be sent a notice concerning the taxability of all 2020 distributions in early 2021.

During the first six months of 2020, the Corporation purchased 106,132 shares of its Common Stock at an average price of $24.32 per share. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors deems advisable in the best interests of stockholders. Purchases may be made in the open market or in private transactions directly with stockholders.

During the past few months, the COVID-19 pandemic has sickened or killed many people, and the related stay-at-home orders have resulted in many businesses closing or curtailing operations. Fortunately, all of Central’s employees and directors remain healthy. We were able to quickly convert our operations to work-from-home to protect our employees, and we have been fully operational during this time. We will continue to monitor guidance from experts to ensure safe operations when employees are able to return to our office. During these uncertain times, we remain focused on long-term investing in growing, well-managed companies with a durable competitive advantage.

We appreciate your trust in us during this challenging period. Stockholder inquiries are welcome.

Wilmot H. Kidd	John C. Hill	Andrew J. O’Neill

630 Fifth Avenue
New York, NY 10111
July 29, 2020

[4]

TEN LARGEST INVESTMENTS

(excluding short-term investments)

June 30, 2020

(unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company Incorporated	$ 0.7	$199.0	21.9%	1982
Analog Devices, Inc.	5.8	54.6	6.0	1987
Intel Corporation	6.8	47.9	5.3	1986
Coherent, Inc.	13.5	45.8	5.0	2007
Hess Corporation	31.2	36.3	4.0	2017
Amazon.com, Inc.	3.8	35.9	4.0	2014
Motorola Solutions, Inc.	11.9	35.0	3.9	2000
Progressive Corporation	22.7	32.0	3.5	2015
Alphabet Inc.	14.6	25.5	2.8	2015
Rayonier Inc.	27.7	23.8	2.6	2014

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2020

(Common Stock unless specified otherwise)
(unaudited)

	Purchased	Sold	Held June 30, 2020
Analog Devices, Inc.		5,000	445,000
Aon plc	55,000		55,000
The Bank of New York Mellon Corporation		40,000	360,000
Brady Corporation		10,000	240,000
The Charles Schwab Corporation	95,000		500,000
Cogent Communications Holdings, Inc.		45,000	140,000
Kinsale Capital Group, Inc.		90,000	—
Motorola Solutions, Inc.	5,000		250,000
Progressive Corporation	50,000		400,000
Rayonier Inc.	60,000		960,000
Ribbon Communications Inc.		70,000	1,007,488
Roper Technologies, Inc.		2,000	54,000
TRI Pointe Group, Inc.		20,000	250,000

[5]

DIVERSIFICATION OF INVESTMENTS

June 30, 2020

(unaudited)

	Issues	Cost	Value	Percent of Net Assets
				June 30, 2020	December 31, 2019
Common Stocks:
Insurance Underwriting	2	$23,394,394	$231,012,000	25.4%	25.3%
Semiconductor	3	20,191,821	112,300,742	12.4	10.4
Technology Hardware and Equipment	4	35,861,756	107,510,428	11.8	12.6
Diversified Financial	5	70,414,575	79,266,700	8.7	10.1
Health Care	4	41,059,414	59,018,200	6.5	6.6
Diversified Industrial	3	8,253,979	44,075,640	4.9	5.7
Communication Services	3	27,175,504	38,243,300	4.2	3.9
Energy	1	31,227,477	36,267,000	4.0	4.7
Retailing	1	3,814,861	35,864,660	4.0	2.4
Banks	2	25,395,857	34,664,300	3.8	5.4
Real Estate & Homebuilding	2	31,678,523	27,470,900	3.0	3.7
Other	4	24,469,030	37,545,700	4.1	2.5
Short-Term Investments	2	65,074,562	65,074,562	7.2	6.6

[6]

STATEMENT OF INVESTMENTS

June 30, 2020

(Unaudited)

Shares		Value
COMMON STOCKS 92.8%
	Banks 3.8%
255,000	Citigroup Inc.	$13,030,500
230,000	JPMorgan Chase & Co.	21,633,800
		34,664,300

	Communications Services 4.2%
18,000	Alphabet Inc. Class A (a)	25,524,900
140,000	Cogent Communications Holdings, Inc.	10,830,400
200,000	Liberty Latin America Ltd. Class C (a)	1,888,000
		38,243,300

	Consumer Services 0.2%
30,000	Wynn Resorts Ltd.	2,234,700

	Diversified Financial 8.7%
180,000	American Express Company	17,136,000
360,000	The Bank of New York Mellon Corporation	13,914,000
40	Berkshire Hathaway Inc. Class A (a)	10,692,000
330,000	Capital One Financial Corporation	20,654,700
500,000	The Charles Schwab Corporation	16,870,000
		79,266,700

	Diversified Industrial 4.9%
240,000	Brady Corporation Class A	11,236,800
680,000	Heritage-Crystal Clean, Inc. (a)	11,872,800
54,000	Roper Technologies, Inc.	20,966,040
		44,075,640

	Energy 4.0%
700,000	Hess Corporation	36,267,000

	Health Care 6.5%
90,000	Johnson & Johnson	12,656,700
195,000	Medtronic plc	17,881,500
200,000	Merck & Co., Inc.	15,466,000
300,000	Roche Holding AG ADR	13,014,000
		59,018,200

	Insurance Brokers 1.2%
55,000	Aon plc Class A	10,593,000

	Insurance Underwriting 25.4%
28,424	The Plymouth Rock Company Incorporated Class A (b)(c)	198,968,000
400,000	Progressive Corporation	32,044,000
		231,012,000

[7]

Shares		Value
	Real Estate and Homebuilding 3.0%
960,000	Rayonier Inc.	$23,798,400
250,000	TRI Pointe Group, Inc. (a)	3,672,500
		27,470,900

	Retailing 4.0%
13,000	Amazon.com, Inc. (a)	35,864,660

	Semiconductor 12.4%
445,000	Analog Devices, Inc.	54,574,800
166,615	Cree, Inc. (a)	9,861,942
800,000	Intel Corporation	47,864,000
		112,300,742

	Software and Services 2.0%
90,000	Microsoft Corporation	18,315,900

	Technology Hardware and Equipment 11.8%
350,000	Coherent, Inc. (a)	45,843,000
225,000	Keysight Technologies, Inc. (a)	22,675,500
250,000	Motorola Solutions, Inc.	35,032,500
1,007,488	Ribbon Communications Inc. (a)	3,959,428
		107,510,428

	Utilities 0.7%
730,000	Star Group, L.P.	6,402,100
	Total Common Stocks (cost $342,937,191)	843,239,570

SHORT-TERM INVESTMENTS 7.2%

	Money Market Fund 1.1%
10,081,346	Fidelity Investments Money Market Fund
	Treasury Only Portfolio – Class I	10,081,346
Principal
	U.S. Treasury Bills 6.1%
$55,000,000	U.S. Treasury Bills 0.05% - 0.12%, due 7/30/20 - 9/24/20 (d)	54,993,216
	Total Short-Term Investments (cost $65,074,562)	65,074,562
	Total Investments (cost $408,011,753) (100.0%)	908,314,132
	Cash, receivables and other assets less liabilities (0.0%)	44,536
	Net Assets (100%)	$908,358,668

(a)Non-dividend paying.

(b)Affiliate as defined in the Investment Company Act of 1940 and restricted. See Note 5 and Note 6.

(c)Valued based on Level 3 inputs. See Note 2.

(d)Valued based on Level 2 inputs. See Note 2.

See accompanying notes to financial statements.

[8]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020
(Unaudited)

Assets:
Investments:
Securities of unaffiliated companies (cost $342,226,591) (Note 2)	$644,271,570
Securities of affiliated companies (cost $710,600) (Notes 2, 5 and 6)	198,968,000
Short-term investments (cost $65,074,562) (Note 2)	65,074,562	$908,314,132
Cash, receivables and other assets:
Cash	335,085
Dividends receivable	396,006
Operating lease right-of-use asset	774,017
Other assets	105,978	1,611,086
Total Assets		909,925,218
Liabilities:
Accrued expenses and other liabilities	792,533
Operating lease liability	774,017
Total Liabilities		1,566,550
Net Assets		$908,358,668
Net Assets are represented by:
Common Stock $1 par value: authorized 40,000,000 shares; issued 25,893,242 (Note 3)		$25,893,242
Surplus:
Paid-in	$356,860,590
Total distributable earnings, including net unrealized appreciation of investments	528,185,632	885,046,222
Treasury Stock, at cost (106,132 shares of Common Stock) (Note 3)		(2,580,796)
Net Assets		$908,358,668
Net Asset Value Per Common Share (25,787,110 shares outstanding)		$35.23

See accompanying notes to financial statements.

[9]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2020
(Unaudited)

Investment Income
Income:
Dividends from affiliated companies (Note 5)	$7,081,555
Dividends from unaffiliated companies (net of foreign withholding taxes of $119,345)	6,194,416
Interest	180,982	$13,456,953

Expenses:
Investment research	1,341,006
Administration and operations	902,196
Occupancy and office operating expenses	281,403
Directors’ fees	178,648
Software and information services	98,352
Legal, auditing and tax preparation fees	97,782
Franchise and miscellaneous taxes	60,329
Transfer agent, registrar and custodian fees and expenses	45,217
Stockholder communications and meetings	43,805
Miscellaneous	68,606	3,117,344
Net investment income		10,339,609

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain from unaffiliated companies	18,258,447
Decrease in net unrealized appreciation of investments in unaffiliated companies	(90,132,969)
Decrease in net unrealized appreciation of investments in affiliated companies (Note 5)	(17,054,400)
Net loss on investments		(88,928,922)
Decrease in Net Assets Resulting from Operations		($78,589,313)

See accompanying notes to financial statements.

[10]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2020
and the year ended December 31, 2019

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
From Operations:
Net investment income	$10,339,609	$12,010,223
Net realized gain from investment transactions	18,258,447	24,461,167
Increase (decrease) in net unrealized appreciation of investments	(107,187,369)	214,542,074
Increase (decrease) in net assets resulting from operations	(78,589,313)	251,013,464
Distributions To Stockholders:
From distributable earnings	(5,157,422)	(34,401,599)
From Capital Share Transactions: (Notes 3 and 8)
Distribution to stockholders reinvested in Common Stock	—	12,761,527
Issuance of shares of Common Stock to directors and employees	91,148	307,073
Cost of treasury stock purchased	(2,580,796)	(428,002)
Increase (decrease) in net assets from capital share transactions	(2,489,648)	12,640,598
Total increase (decrease) in net assets	(86,236,383)	229,252,463
Net Assets:
Beginning of period	994,595,051	765,342,588
End of period	$908,358,668	$994,595,051

See accompanying notes to financial statements.

[11]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2020
(Unaudited)

Cash Flows from Operating Activities:
Decrease in net assets from operations		($78,589,313)
Adjustments to decrease in net assets from operations:
Proceeds from securities sold	$36,635,014
Purchases of securities	(41,341,569)
Net decrease in short-term investments	1,009,163
Net realized gain from investments	(18,258,447)
Decrease in net unrealized appreciation of investments	107,187,369
Reduction of operating lease right-of-use asset	186,365
Non-cash stock compensation	91,148
Depreciation and amortization	3,725
Changes in operating assets and liabilities:
Decrease in dividends receivable	22,254
Decrease in other assets	15,766
Increase in accrued expenses and other liabilities	637,348
Decrease in operating lease liability	(186,365)
Total adjustments		86,001,771
Net cash provided by operating activities		7,412,458
Cash Flows from Financing Activities:
Dividends and distributions paid	(5,157,422)
Treasury stock purchased	(2,580,796)
Cash used in financing activities		(7,738,218)
Net decrease in cash		(325,760)
Cash at beginning of period		660,845
Cash at end of period		$335,085

Supplemental Disclosure of Cash Flow Information:
Non-cash financing activities not included herein consist of:
Issuance of shares of Common Stock to directors	$91,148

See accompanying notes to financial statements.

[12]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

1. Significant Accounting Policies—Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

Security Valuation—Marketable common stocks are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates fair value. Securities for which no ready market exists are valued at estimated fair value pursuant to procedures adopted by the Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

Federal Income Taxes—It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its stockholders. Management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements.

Use of Estimates—The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from those estimates.

Leases—The Corporation recognizes operating leases on its statement of assets and liabilities at the lease commencement date as (1) a liability representing its obligation to make lease payments over the lease term and (2) a corresponding right-of-use (“ROU”) asset for its right to use the underlying asset over the lease term. The lease liability is measured at the present value of the unpaid fixed and certain variable lease payments using the rate of interest the Corporation would have paid on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Lease expense for fixed lease payments is recognized on a straight-line basis over the lease term and is included in Occupancy and office operating expenses in the Statement of Operations. Variable payments for increases in operating expenses and real estate taxes are expensed as incurred and also are included in Occupancy and office operating expenses. See Note 9.

Other—Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is accrued daily.

Recently Issued Accounting Pronouncement — Effective January 1, 2020, the Corporation adopted Accounting Standards Update 2018-13, “Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”), which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. Management has determined that there is no material impact on the applicable financial statement disclosures as a result of the adoption of ASU 2018-13.

[13]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

2. Fair Value Measurements—The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

•Level 1—Quoted prices in active markets for identical investments;

•Level 2—Other significant observable inputs obtained from independent sources, for example, quoted prices in active markets for similar investments;

•Level 3—Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. The Corporation’s only Level 3 investment is The Plymouth Rock Company Incorporated Class A Common Stock (“Plymouth Rock”).

The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

The Corporation’s investments as of June 30, 2020 are classified as follows:

	Level 1	Level 2	Level 3	Total Value
Common stocks	$644,271,570	—	$198,968,000	$843,239,570
Short-term investments	10,081,346	$54,993,216	—	65,074,562
Total	$654,352,916	$54,993,216	$198,968,000	$908,314,132

The following is a reconciliation of the change in the value of Level 3 investments:

Balance as of December 31, 2019	$216,022,400
Change in unrealized appreciation of investments in affiliated companies included in decrease in net assets from operations	(17,054,400)
Balance as of June 30, 2020	$198,968,000

Unrealized appreciation of Level 3 investments still held as of June 30, 2020 decreased during the six months ended June 30, 2020 by $17,054,400, which is included in the above table.

In valuing the Plymouth Rock Level 3 investment as of June 30, 2020, management considered Plymouth Rock’s financial condition and results of operations, the insurance industry outlook, and any transactions in Plymouth Rock’s shares. Management used significant unobservable inputs to develop a range of values for the investment. It used a comparable company approach that utilized the following valuation multiples from selected publicly traded companies: price-to-book value (range: 0.8–1.6; average: 1.1); price-to-historical earnings (range: 9.7–33.0; average: 18.7); and price-to-forward earnings estimates (range: 9.2–26.2; average: 14.8). Management also used a discounted cash flow model based on a forecasted return on equity of approximately 10% and a cost of capital of approximately 9%. Plymouth Rock’s book value was also considered. Averages of these values were then discounted for lack of marketability and control of the Plymouth Rock shares by 30% and 40%, a range management believes market participants would apply. Management presented and discussed the above information with the Corporation’s directors, who approved the value for the investment.

Significant increases (decreases) in the price-to-book value multiple, price-to-historical earnings multiple, price-to-forward earnings estimate multiple, return on equity rate and book value in isolation would result in a higher (lower) range of fair values. Significant increases (decreases) in the discount for lack of marketability and control or cost of capital in isolation would result in a lower (higher) range of fair values.

3. Common Stock and Dividend Distributions—During the six months ended June 30, 2020, the Corporation purchased 106,132 shares of its Common Stock at an average price of $24.32 per share representing an average discount from net asset value of 25.3%. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the

[14]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

4. Investment Transactions—The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2020, excluding short-term investments, were $41,341,569 and $36,635,014, respectively.

As of June 30, 2020, the tax cost of investments was $408,011,753. Net unrealized appreciation was $500,302,379 consisting of gross unrealized appreciation and gross unrealized depreciation of $514,065,089 and $13,762,710, respectively.

5. Affiliated Companies—Plymouth Rock is an affiliated company as defined in the Investment Company Act of 1940 due to the Corporation’s ownership of 5% or more of the company’s outstanding voting securities. During the six months ended June 30, 2020, unrealized appreciation from the Corporation’s investment in Plymouth Rock decreased by $17,054,400 and the Corporation received dividends of $7,081,555 from Plymouth Rock. The Chief Executive Officer of the Corporation is a director of Plymouth Rock. The President of the Corporation is a director of certain subsidiaries of Plymouth Rock.

6. Restricted Securities—The Corporation may from time to time invest in securities the resale of which is restricted. On June 30, 2020, the Corporation’s only restricted security consisted of 28,424 shares of Plymouth Rock Class A stock that were acquired on December 15, 1982 at a cost of $710,600. This security had a value of $198,968,000 at June 30, 2020, which was equal to 21.9% of the Corporation’s net assets. The Corporation does not have the right to demand registration of this security.

7. Bank Line of Credit—The Corporation has entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable on demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate, subject to a minimum annual rate of 2.50%. No borrowings were made during the six months ended June 30, 2020.

8. Compensation and Benefit Plans—The aggregate compensation expense for all officers during the six months ended June 30, 2020 was $1,793,963, of which $1,250,003 was paid during the period.

Officers and other employees participate in a 401(k) profit sharing plan. The Corporation has agreed to contribute 3% of each participant’s qualifying compensation to the plan, which is immediately vested. Contributions in excess of 3% may be made at the discretion of the Board of Directors and vest after three years of service. During the six months ended June 30, 2020, the Corporation accrued $126,768 related to the plan.

The Corporation maintains an incentive compensation plan (the “2012 Plan”) which permits the granting of awards of unrestricted stock, restricted stock, restricted stock units and cash to full-time employees and non-employee directors of the Corporation. The 2012 Plan provides for the issuance of up to 1,000,000 shares of the Corporation’s Common Stock over the ten-year life of the 2012 Plan, of which 918,059 remain available for future grants at June 30, 2020. The 2012 Plan limits the amount of shares that can be awarded to any one person in total or within a certain time period. Any award made under the 2012 Plan may be subject to performance conditions. The 2012 Plan is administered by the Corporation’s Compensation and Nominating Committee.

Pursuant to the terms of the 2012 Plan, each non-employee director is awarded 500 shares of vested unrestricted Common Stock at initial election to the Board of Directors and annually after re-election at the Corporation’s annual meeting. During the six months ended June 30, 2020, non-employee directors were granted a total of 4,000 shares of Common Stock at a weighted average grant date value of $22.79 per share. The grant date value is the average of the high and low prices of the Corporation’s Common Stock on the grant date. The aggregate share value of $91,148 plus cash payments of $87,500 made to all non-employee directors are included in Directors’ fees expense in the accompanying Statement of Operations.

[15]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

9. Operating Lease—The Corporation leases office space under a lease that was amended effective July 1, 2019 to extend the lease term until June 30, 2022. The landlord may terminate the lease no earlier than June 30, 2021 with one-year’s notice, in which case the Corporation’s rental commitment would end as of the termination date. The lease includes fixed payments for occupancy and certain utilities and variable payments relating to the Corporation’s share of increases in building operating expenses and real estate taxes.

The lease extension is accounted for as a separate contract, and the Corporation determined that the extension is an operating lease. The Corporation elected not to separate lease and non-lease components of the contract in measuring its lease liability. As of the effective date of the lease extension, the Corporation measured its lease liability and corresponding ROU asset at $1,143,975, which was the present value of the fixed payments under the contract using a discount rate of 3.00%.

Total lease expense for the six months ended June 30, 2020 was $252,984 including $199,112 of operating lease cost and $53,872 of variable lease cost.

Fixed amounts due under the lease as of June 30, 2020 are as follows:

2020	$199,111
2021	398,223
2022	199,111
Total undiscounted lease payments	796,445
Less imputed interest	(22,428)
Total lease liability	$774,017

[16]

FINANCIAL HIGHLIGHTS

The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2020 and each year in the five-year period ended December 31, 2019. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six months ended June 30, 2020 (Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value, beginning of period	$38.42	$30.02	$32.86	$27.12	$23.53	$26.18
Net investment income (a)	.40	.47	.54	.28	.19	.14
Net realized and unrealized gain (loss) on securities (a)	(3.42)	9.38	(1.91)	6.52	4.41	(.83)
Total from investment operations	(3.02)	9.85	(1.37)	6.80	4.60	(.69)
Less:
Dividends from net investment income	.05	.47	.55	.27	.20	.12
Distributions from capital gains	.15	.88	.90	.73	.78	1.86
Total distributions	.20	1.35	1.45	1.00	.98	1.98
Net change from capital share transactions	.03	(.10)	(.02)	(.06)	(.03)	.02
Net asset value, end of period	$35.23	$38.42	$30.02	$32.86	$27.12	$23.53
Per share market value, end of period	$28.85	$33.10	$24.83	$27.40	$21.79	$19.02
Total return based on market (%)	(12.23)	39.03	(4.51)	30.55	19.97	(4.71)
Total return based on NAV (%)	(7.77)	33.31	(3.88)	25.63	20.44	(1.23)
Ratios/Supplemental Data:
Net assets, end of period (000)	$908,359	$994,595	$765,343	$826,332	$674,683	$582,871
Ratio of expenses to average net assets (%)	.68 (b)	.66	.69	.75	.88	.72
Ratio of net investment income to average net assets (%)	1.48 (b)	1.32	1.63	.92	.75	.56
Portfolio turnover rate (%)	4.32	7.00	8.04	6.03	9.48	25.48

(a)Based on the average number of shares outstanding during the period.

(b)Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[17]

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Stockholders and Board of Directors

Central Securities Corporation:

Results of Review of Interim Financial Information

We have reviewed the statement of assets and liabilities of Central Securities Corporation (the “Corporation”), including the statement of investments, as of June 30, 2020, and the related statements of operations, changes in net assets, and cash flows for the six-month period ended June 30, 2020, and the related notes (collectively, the interim financial information), and the financial highlights for the six-month period ended June 30, 2020. Based on our review, we are not aware of any material modifications that should be made to the interim financial information and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of assets and liabilities of the Corporation, including the statement of investments, as of December 31, 2019, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements), and the financial highlights for each of the years in the five-year period then ended (not presented herein); and in our report dated January 31, 2020, we expressed an unqualified opinion on those financial statements and financial highlights. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the years in the five-year period ended December 31, 2019, is fairly stated, in all material respects, in relation to the statement of changes in net assets and financial highlights from which it has been derived.

Basis for Review Results

The interim financial information and financial highlights are the responsibility of the Corporation’s management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information and financial highlights consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

KPMG LLP

New York, NY
July 31, 2020

[18]

OTHER INFORMATION

Direct Registration

The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2020 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Portfolio Information

The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-PORT. The Corporation’s Form N-PORT filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

The annual meeting of stockholders of the Corporation was held on March 18, 2020. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of Common Stock:

	In favor	Withheld
L. Price Blackford	22,790,945	600,299
Simms C. Browning	22,613,450	786,794
Donald G. Calder	22,628,669	771,575
David C. Colander	22,640,164	760,080
Jay R. Inglis	22,540,143	860,101
Wilmot H. Kidd	22,651,946	748,298
Wilmot H. Kidd IV	22,309,263	1,090,981
David M. Poppe	22,798,660	601,584

A proposal to ratify the selection of KPMG LLP as independent auditors of the Corporation for the year 2020 was approved with 23,127,431 votes for, 224,095 votes against and 48,718 shares abstaining.

Forward-Looking Statements

This report may contain “forward-looking statements” within the meaning of the Securities Exchange Act of 1934. You can identify forward-looking statements by words such as “believe,” “expect,” “may,” “anticipate,” and other similar expressions when discussing prospects for particular portfolio holdings and/or markets, generally. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. We cannot assure future results and disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events or otherwise.

[19]

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[20]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
L. Price Blackford, Lead Independent Director
Simms C. Browning
Donald G. Calder
David C. Colander
Jay R. Inglis
Wilmot H. Kidd IV
David M. Poppe

OFFICERS

Wilmot H. Kidd, Chief Executive Officer
John C. Hill, President
Marlene A. Krumholz, Vice President and Secretary
Andrew J. O’Neill, Vice President
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 505000, Louisville, KY 40233
800-756-8200
www.computershare.com/investor

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

Item 1(b). Each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act.

Not applicable.

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	-0-	NA	NA	NA
Month #2 (February 1 through February 29)	-0-	NA	NA	NA
Month #3 (March 1 through March 31)	95,032	$24.26	NA	NA
Month #4 (April 1 through April 30)	11,100	$24.76	NA	NA
Month #5 (May 1 through May 31)	-0-	NA	NA	NA
Month #6 (June 1 through June 30)	-0-	NA	NA	NA
Total	106,132	$24.32	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 7, 2020.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There has been no change in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The information required by this Item is only required in an annual report on this Form N-CSR.

(b) The information required by this Item is only required in an annual report on this Form N-CSR.

Item 13. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By:	/s/ Wilmot H. Kidd
Wilmot H. Kidd
Chief Executive Officer

August 13, 2020
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By:	/s/ Wilmot H. Kidd
Wilmot H. Kidd
Chief Executive Officer

August 13, 2020
Date

By:	/s/ Lawrence P. Vogel
Lawrence P. Vogel
Vice President and Treasurer

August 13, 2020
Date